LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER	3 Months Ended
Mar. 31, 2013
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 11 – Impairments, loss contingencies, restructuring and others:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2013	2012
	U.S. $ in millions
Restructuring	$41	$40
Legal settlements and reserves	27	19
Impairments of long-lived assets	15	87
Other expenses	2	3

Total	$85	$149